SEGMENTED INFORMATION (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of operating segments [abstract]
Schedule of reportable operating segments

Below summarizes the Company’s reportable operating segments for year ended November 30, 2020.

	Film	Video Games	Total
	$	$	$

Segment Information
Revenue	16,587	30,730	47,317
Cost of sales	(56,058)	(707,126)	(763,184)
Operating expenses	(499,144)	(127,155)	(626,299)
Discontinued operations	-	(2,813,889)	(2,813,889)
Segment profit (loss)	(538,615)	(3,617,440)	(4,156,055)

Corporate expenses:
Operating expenses			(7,234,434)
Other income			3,206,700
Foreign currency translation			(312,885)
Comprehensive loss for the year			(8,496,674)

Capital expenditures	4,464,885	-	4,464,885

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2019.

	Film	Video Games	Total
	$	$	$
Segment Information
Revenue	-	27,109	27,109
Cost of sales	-	(1,837,555)	(1,837,555)
Operating expenses	-	(100,202)	(100,202)
Other expenses	-	195,726	195,726
Discontinued operations	-	(89,656)	(89,656)
Segment loss	-	(1,804,578)	(1,804,578)

Corporate expenses:
Operating expenses			(5,401,320)
Other expenses			(580,335)
Tax recovery			160,917
Foreign currency translation			12,775
Comprehensive loss for the year			(7,612,541)

Capital expenditures:
Equipment	-	125,143	125,143

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2018.

	Film	Video Games	Total
	$	$	$
Segment Information
Cost of sales	-	(603,718)	(603,718)
Operating expenses	-	(17,722)	(17,722)
Other expenses	(442,585)	-	(442,585)
Discontinued operations	-	76,563	76,563
Segment loss	(442,585)	(544,877)	(987,462)

Corporate expenses:
Operating expenses			(1,759,084)
Other expenses			(4,753,687)
Foreign currency translation			398,892
Comprehensive loss for the year			(7,101,341)

Capital expenditures:
Intangible assets	-	79,808	79,808
Goodwill	-	3,585,883	3,585,883